Deferred Revenue - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of deferred income [line items]
Other operating income (expense)	$ (2,403)	R$ (9,312)	R$ (3,933)	R$ (5,251)
Exclusive use of customer database [member]
Disclosure of deferred income [line items]
Period of contract	10 years	10 years
Other operating income (expense)	$ 387	R$ 1,500	1,500	1,500
Credit card activation [member]
Disclosure of deferred income [line items]
Other revenue	$ 661	R$ 2,563	R$ 647	R$ 0